Statutory Financial Information and Dividend Restrictions	12 Months Ended
Dec. 31, 2022
Insurance [Abstract]
Statutory Financial Information and Dividend Restrictions	Statutory Financial Information and Dividend Restrictions
Statutory accounting practices prescribed or permitted by regulatory authorities for our life insurance subsidiaries differ from GAAP. Net income (loss) for our primary life insurance subsidiary as determined in accordance with statutory accounting practices was as follows:

	Year Ended December 31,
	2022	2021	2020
	(Dollars in thousands)
American Equity Life	$151,857	$(863,818)	$(34,467)
Statutory capital and surplus for our primary life insurance subsidiary was as follows:

	December 31,
	2022	2021
	(Dollars in thousands)
American Equity Life	$3,692,602	$4,078,532
American Equity Life is domiciled in the State of Iowa and is regulated by the Iowa Insurance Division. In some instances, the Iowa Insurance Division has adopted prescribed or permitted statutory accounting practices that differ from the required accounting outlined in National Association of Insurance Commissioners ("NAIC") Statutory Accounting Principles ("SAP"). For the year ended December 31, 2022, American Equity Life's use of prescribed statutory accounting practices resulted in higher statutory capital and surplus of $83.0 million relative to NAIC SAP due to its accounting for call option derivative instruments and fixed index annuity reserves. For the year ended December 31, 2021, American Equity Life's use of the same prescribed statutory accounting practice resulted in lower statutory capital and surplus of $210.2 million. We purchase call options to hedge the growth in interest credited on fixed index products. The Iowa Insurance Division allows an insurer to elect (1) to use an amortized cost method to account for such call options and (2) to use a fixed index annuity reserve calculation methodology under which call options associated with the current index interest crediting term are valued at zero.
Prior approval of regulatory authorities is required for the payment of dividends to the parent company by American Equity Life which exceed an annual limitation. American Equity Life may pay dividends without prior approval, unless such payments, together with all other such payments within the preceding twelve months, exceed the greater of (1) net gain from operations before net realized capital gains/losses for the preceding calendar year or, (2) 10% of the American Equity Life's surplus at the preceding year-end. The amount of dividends permitted to be paid by American Equity Life to its parent company without prior approval of regulatory authorities is $369.3 million as of December 31, 2022.
The Parent Company relies on its subsidiaries for cash flow, which has primarily been in the form of investment management fees and dividends. Retained earnings in our consolidated financial statements primarily represent undistributed earnings of American Equity Life. As such, our ability to pay dividends is limited by the regulatory restriction placed upon insurance companies as described above. In addition, American Equity Life retains funds to allow for sufficient capital for growth.